Legal And Regulatory Matters	12 Months Ended
Dec. 31, 2012
Legal And Regulatory Matters [Abstract]
Legal And Regulatory Matters

18.Legal and Regulatory Matters

            The VITAS segment of the Company’s business operates in a heavily-regulated industry.  As a result, the Company is subjected to inquiries and investigations by various government agencies, as well as to lawsuits, including qui tam actions.  The following sections describe the various ongoing lawsuits and investigations of which the Company is currently aware.  It is not possible at this time for us to estimate either the timing or outcome of any of those matters, or whether any potential loss, or range of potential losses, is probable or estimable.

Litigation

In February 2010, Chemed and Roto-Rooter were named as defendants in a lawsuit filed in the United States District Court for the Eastern District of New York, entitled Anthony Morangelli, et al., v. Chemed Corp. and Roto-Rooter Services Co., No. 10 CV-00876 (BMC).  The named plaintiffs in this lawsuit, who are current and former technicians employed by Roto-Rooter who were paid on a commission basis, asserted against Chemed and Roto-Rooter claims for violation of the Fair Labor Standards Act (“FLSA”) and claims for violations of the labor laws of multiple states.  Plaintiffs alleged that Chemed and Roto-Rooter failed to reimburse them for all business expenses incurred in connection with their employment, failed to compensate for all hours worked and made illegal deductions from pay.  Plaintiffs seek an unspecified amount of compensatory damages, liquidated damages, other penalties, fees and costs.

In June 2010, the Court conditionally certified a collective action under the FLSA and, in June 2011, it certified fourteen separate state law class actions.  On February 4, 2013, the Court dismissed all claims asserted against Chemed, dismissed plaintiffs’ illegal deduction claims and decertified from the class and collective actions significant portions plaintiffs’ business expense and uncompensated hours claims.  Roto-Rooter continues to contest Plaintiffs’ claims.

VITAS is party to a class action lawsuit filed in the Superior Court of California, Los Angeles County in September 2006 by Bernadette Santos, Keith Knoche and Joyce White, Bernadette Santos, et al. v. Vitas Healthcare Corporation of California, BC359356.  This case alleges failure to pay overtime and failure to provide meal and rest periods to a purported class of California admissions nurses, chaplains and sales representatives.  The case seeks payment of penalties, interest and Plaintiffs’ attorney fees.  We contest these allegations.  In December 2009, the trial court denied Plaintiffs’ motion for class certification.  In July 2011, the Court of Appeals affirmed denial of class certification on the travel time, meal and rest period claims, and reversed the trial court’s denial on the off-the-clock and sales representation exemption claims.  Plaintiffs filed an appeal of this decision.  In September 2012, in response to an order of reconsideration, the Court of Appeals reiterated its previous rulings.

On January 12, 2012, the Greater Pennsylvania Carpenters Pension Fund filed a putative class action lawsuit in the U.S. District Court for the Southern District of Ohio against the Company, Kevin McNamara, David Williams, and Timothy O’Toole.  On April 9, 2012, the Court issued orders (a) renaming the suit as In re Chemed Corp. Securities Litigation, Civil Action No. 1:12-cv-28 (S.D. Ohio); (b) appointing the Greater Pennsylvania Carpenters Pension Fund and the Electrical Workers Pension Fund, Local 103, I.B.E.W. as Lead Plaintiffs; and (c) approving Lead Plaintiffs’ selection of Labaton Sucharow LLP and Robbins Geller Rudman & Dowd LLP as Co-Lead Counsel.  On June 18, 2012, Lead Plaintiffs filed an amended complaint alleging violation of Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 against all Defendants, and violation of Section 20(a) of the Securities Exchange Act of 1934 against Messrs. McNamara, Williams, and O’Toole.  The suit’s allegations concern the VITAS hospice segment of the Company’s business.  Lead Plaintiffs seek, on behalf of a putative class of purchasers of Chemed Capital Stock between February 15, 2010 and November 16, 2011, compensatory damages in an unspecified amount and attorneys’ fees and expenses, arising from Defendants’ failure to disclose an alleged fraudulent scheme to enroll ineligible hospice patients and to fraudulently obtain payments from the federal government.  Defendants filed motions to dismiss the amended complaint on August 17, 2012.  Defendants believe the claims are without merit, and intend to defend vigorously against them.

Regardless of the outcome of any of the preceding matters, litigation adversely affects us through defense costs, diversion of management time, and related publicity.

Regulatory Matters

In April 2005, VITAS received a subpoena from the Office of the Inspector General (“OIG”) of the U.S. Department of Health and Human Services requesting that VITAS produce various categories of documents from 1998 through the date of the subpoena in connection with an investigation into an alleged failure to appropriately bill Medicare and Medicaid for hospice services.  The requested categories of documents included patient medical and billing records for 320 past and then current patients from VITAS’s three largest programs; policy and procedure manuals; information concerning patient admissions, certifications, discharges, and lengths of stay; and census information.  In the third quarter of 2005, the OIG requested additional information from us.  In May 2006, VITAS received another subpoena from OIG seeking certain information concerning employees and their compensation from 1999 through 2004.    In 2004, two former VITAS employees filed a related qui tam suit in U.S. District Court for the Southern District of Florida, United States, et al. ex rel. Barys v. Vitas Healthcare Corp., 1:04-cv-21431.  The complaint asserted violations of the federal False Claims Act against VITAS and certain of its affiliates, based on the alleged fraudulent admissions and recertification of ineligible patients.  In July 2007, the district court dismissed the suit with prejudice.  The U.S. Court of Appeals for the Eleventh Circuit affirmed the dismissal in November 2008.  In March 2009, VITAS received a letter from the Department of Justice indicating that its investigation of VITAS’s Florida programs is ongoing.

In July 2012, VITAS received an investigative subpoena from the Florida Attorney General seeking documents previously produced in the course of prior government investigations as well as, for the period January 1, 2007 through the date of production, billing records and procedures; information concerning business results, plans, and strategies; documents concerning patient eligibility for hospice care; and certain information concerning employees and their compensation.  We are conferring with the Attorney General regarding those document requests.

In May 2009, VITAS received an administrative subpoena from the U.S. Department of Justice requesting that VITAS deliver to the OIG various categories of documents for its headquarters and Texas programs from January 1, 2003 through the date of the subpoena.  The requested categories included policy and procedure manuals and information concerning Medicare and Medicaid billing and the provision of hospice services; patient medical records; information concerning business plans, strategies, and results and VITAS’s affiliated entities and referral sources; and certain information concerning employees and their compensation.  In August 2009, the OIG selected medical records for 59 past and current patients from a Texas program for review.  In September 2010, VITAS received a second administrative subpoena from the Department of Justice seeking electronic documents of 10 current and former employees.  In April 2011, the U.S. Attorney provided the Company with a copy of a qui tam complaint filed under seal in the U.S. District Court for the Northern District of Texas, United States, et al. ex rel. Rehfeldt v. Vitas Healthcare Corp., 3:09-cv-0203.  In November 2011, the complaint was unsealed.  The U.S. Attorney and the Attorney General for the State of Texas filed notices in November 2011 stating that they had decided not to intervene in the case at that time but indicating that they continue to investigate the allegations.  The complaint asserts violations of the federal False Claims Act and the Texas Medicaid Fraud Prevention Act based on the alleged admission and re-certification of ineligible patients, conspiracy to admit ineligible patients, and backdating patient revocations.  The suit was brought by Michael Rehfeldt, a former general manager of VITAS’s San Antonio program, against VITAS, the San Antonio program’s former Regional Vice-President, Keith Becker, and former Medical Director, Justo Cisneros, and their respective then-current employers: Wellmed Medical Management, Care Level Management, LLC, Inspiris Hospice, LLC, and Inspiris, Inc.  The plaintiff dismissed all claims against their then-current employers in March and April of 2012.  The complaint has yet to be served on any of the VITAS entities.

In February 2010, VITAS received a companion civil investigative demand (“CID”) from the Texas Attorney General seeking documents from January 1, 2002 through the date of the CID, and interrogatory responses in connection with a related investigation of possible fraudulent submission of Medicaid claims for non-qualifying patients and fraudulent shifting of costs from VITAS to the State of Texas and the United States.  The CID requested similar information sought by the Department of Justice’s May 2009 administrative subpoena, together with information concerning record-keeping and retention practices, and medical records concerning 117 patients.  In September 2010, VITAS received a second CID from the Texas Attorney General seeking additional documents concerning business plans and results, revocation forms for certain patients, and electronic documents of 10 current and former employees.

In June 2011, the U.S. Attorney provided the Company with a partially unsealed qui tam complaint filed under seal in the U.S. District Court for the Western District of Texas, United States, et al. ex rel. Urick v. Vitas HME Solutions, Inc. et al., 5:08-cv-0663.  The U.S. Attorney filed a notice in May 2012 stating that it had decided not to intervene in the case at that time but indicating that it continues to investigate the allegations.  In June 2012, the complaint was unsealed.  The complaint asserts violations of the federal False Claims Act and the Texas Medicaid Fraud Prevention Act based on allegations of a conspiracy to submit to Medicare and Medicaid false claims involving hospice services for ineligible patients, unnecessary medical supplies, failing to satisfy certain prerequisites for payment, and altering patient records, including backdating patient revocations.  The suit was brought by Barbara Urick, a registered nurse in VITAS’s San Antonio program, against VITAS, certain of its affiliates, and several former VITAS employees, including physicians Justo Cisneros and Antonio Cavasos and nurses Sally Schwenk, Diane Anest, and Edith Reed.  In September 2012, the plaintiff dismissed all claims against the individual defendants.  The complaint has yet to be served on any of the VITAS entities.

Also in June 2011, the U.S. Attorney provided the Company with a partially unsealed qui tam complaint filed under seal in the U.S. District Court for the Northern District of Illinois, United States, et al. ex rel. Spottiswood v. Chemed Corp., 1:07-cv-4566.  In April 2012, the complaint was unsealed.  The U.S. Attorney and Attorney General for the State of Illinois filed notices in April and May 2012, respectively, stating that they had decided not to intervene in the case at that time but indicating that they continue to investigate the allegations.  Plaintiff filed an amended complaint in November 2012.  The complaint asserts violations of the federal False Claims Act and the Illinois Whistleblower Reward and Protection Act based on allegations that VITAS fraudulently billed Medicare and Medicaid for providing unwarranted continuous care services.  The suit was brought by Laura Spottiswood, a former part-time pool registered nurse at VITAS, against Chemed, VITAS, and a VITAS affiliate.  The complaint has yet to be served.

In June 2012, VITAS received an administrative subpoena from OIG in connection with an investigation of possible improper claims submitted to the Medicare and Medicaid programs.  It seeks production of various categories of documents concerning the provision of hospice services, for headquarters and its Southern California programs, for the period January 1, 2007 through the date of the subpoena.  The categories of documents include policy, procedure and training manuals; documents concerning patient eligibility for hospice care, including referrals, admissions, certifications, revocations and census information; documents concerning claims submitted to government programs; certain information concerning employees and their compensation; and documents concerning VITAS’s financial performance.  In August 2012, the OIG also subpoenaed medical records for 268 patients from three Southern California programs.  We are conferring with the U.S. Attorney’s Office for the Central District of California regarding those document requests.

In September 2012, VITAS received an administrative subpoena from OIG seeking production of medical records for 102 patients in 10 states who received continuous care between 2004 and 2009.  In December 2012, it received a second such administrative subpoena from the OIG seeking medical records for 103 patients who received continuous care between 2009 and 2012.  We are conferring with the OIG regarding those requests.

The costs to comply with these investigations were not material for any period presented.  Regardless of the outcome of any of the preceding matters, responding to the subpoenas and dealing with the various regulatory agencies can adversely affect us through defense costs, diversion of management time, and related publicity.